Deposits (Schedules Maturities of Certificates of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Deposits [Abstract]
2014	$ 39,131
2015	7,452
2016	27,936
2017	14,659
2018	1,321
Time Deposits, Total	$ 90,499